Financial instruments and risk management (Details 2) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Statement [Line Items]
Investment at FVTPL	$ 3,188,749	$ 0
Convertible debt, current	5,093,287	$ 0
Debt Securities [Member]
Statement [Line Items]
Convertible debt, current	6,660,091
Level 3 of fair value hierarchy [member]
Statement [Line Items]
Investment at FVTPL	3,188,749
Convertible debt, current	6,660,091
Level 1 of fair value hierarchy [member]
Statement [Line Items]
Investment at FVTPL	0
Convertible debt, current	0
Level 2 of fair value hierarchy [member]
Statement [Line Items]
Investment at FVTPL	0
Convertible debt, current	$ 0